SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Significant Accounting Policies [Line Items]
Revenue recognised over the next 12 months	$ 880	$ 947
Income (loss) from discontinued operations, net	5,672	(3,237)	[1]	$ (3,989)
Inventory impairment	$ 2,180	$ 0	[1]	$ 0

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.